The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The Nature of Expenses
Salary	$ 110,828	$ 115,626	$ 125,813
Labor and health insurance	7,675	7,472	7,548
Pension	7,146	6,753	6,588
Others	7,217	6,674	6,545
Total compensation	$ 132,866	$ 136,525	$ 146,494